Hatteras Master Fund LP	Schedule of Investments
	December 31, 2020 (Unaudited)

Investments in Adviser Funds — (102.11%)	Shares	Cost	Fair Value
Event Driven - (4.86%)
Harbinger Capital Partners Fund I, L.P. (Acquired 10/1/2007)(a)(b)(c)(d)		11,188,445	314,891
Harbinger Credit Distressed Blue Line Fund, L.P. (Acquired 4/1/2010)(a)(b)(c)(e)		12,326,927	3,200,613
King Street Capital, L.P. (Acquired 12/1/2017)(a)(b)(c)(e)		746,472	729,903
Perry Partners, L.P. (Acquired 10/1/2007)(a)(b)(c)		2,692	2,952
SGOF Liquidating Master LTD.(a)(b)(c)(d)		415,758	410,636
Sculptor Asia Domestic Partners, L.P. (Acquired 1/1/2006)(a)(b)(c)(d)		11,602	3,271
Third Point Partners Qualified, L.P. (Acquired 8/1/2017)(a)(b)(c)(e)		7,952,500	10,559,666
Total Event Driven		32,644,396	15,221,932

Long Short Equity — (0.99%)
Camcap Resources, L.P. (Acquired 6/1/2007)(a)(b)(c)		487,559	17,723
PIPE Equity Partners (Acquired 10/1/2004)(a)(b)(c)		3,845,244	49,200
PIPE Select Fund, LLC (Acquired 10/1/2004)(a)(b)(c)		3,218,604	2,280,501
The Raptor Private Holdings, L.P. (Acquired 11/1/2005)(a)(b)(c)		155,648	28,092
Valiant Capital Partners, L.P. (Acquired 9/1/2008)(a)(b)(c)(e)		354,270	716,379
Total Long Short Equity		8,061,325	3,091,895

Macro — (4.13%)
Aspect US Fund LLC - Diversified Class (Acquired 10/10/2017)(a)(b)(e)		5,939,110	6,189,933
Graham Absolute Return Trading Ltd. (Acquired 12/1/2017)(a)(b)(e)		6,507,862	6,669,725
Touradji Private Equity Onshore Fund, LTD. (Acquired 3/1/2009)(a)(b)(c)(d)		1,773,871	98,980
Total Macro		14,220,843	12,958,638

Relative Value — (4.65%)
BDCM Partners I, L.P. (Acquired 2/1/2012)(a)(b)(c)		6,490,138	6,656,042
D.E. Shaw Composite Fund, LLC (Acquired 4/1/2006) (a)(b)(c)		124,998	114,880
Drawbridge Special Opportunities Fund, L.P. (Acquired 4/1/2006)(a)(b)(c)		154,567	176,292
HBK Multi-Strategy Fund, L.P. (Acquired 7/1/2017)(a)(b)(c)(e)		6,612,983	7,606,711
Stark Investments, L.P. (Acquired 11/1/2010)(a)(b)(c)		50,084	17,171
Stark Select Asset Fund, LLC (Acquired 2/1/2010)(a)(b)(c)		19,907	19,592
Total Relative Value		13,452,677	14,590,688

Private Investments — (87.48%)
ABRY Advanced Securities Fund III, L.P. (Acquired 6/1/2014)(a)(b)(d)		3,223,742	2,546,846
ABRY Advanced Securities Fund, L.P. (Acquired 8/1/2008)(a)(b)(d)		256,690	101,643
ABRY Partners VI, L.P. (Acquired 3/3/2008)(a)(b)		1,447,267	143,480
ABRY Partners VII, L.P. (Acquired 11/8/2011)(a)(b)		1,856,633	1,256,364
ABRY Partners VIII, L.P. (Acquired 5/1/2015)(b)(d)		1,780,973	1,870,594
Accel-KKR Capital Partners III, L.P. (Acquired 9/30/2008)(a)(b)		-	30,279
Accel-KKR Capital Partners IV, L.P. (Acquired 7/1/2013)(b)		1,722,172	2,815,620
Angeles Equity Partners I, L.P. (Acquired 1/11/2016)(b)		884,276	1,010,167
Arclight Energy Partners Fund V, L.P. (Acquired 7/1/2006)(a)(b)		2,904,135	1,856,206
Ascendent Capital Partners I, L.P. (Acquired 7/1/2012)(b)(d)		1,202,321	1,611,581
BDCM Opportunity Fund II, L.P. (Acquired 3/1/2006)(b)		1,986,509	5,128,691
Benson Elliot Real Estate Partners II, L.P. (Acquired 6/1/2006)(a)(b)(g)		2,644,874	100,569
Cadent Energy Partners II, L.P. (Acquired 2/1/2008)(b)		4,788,366	6,704,829
Canaan Natural Gas Fund X, L.P. (Acquired 8/7/2008)(a)(b)		6,152,301	-
CDH Fund IV, L.P. (Acquired 7/13/2010)(b)(d)		1,035,991	2,111,788
China Special Opportunities Fund III, L.P. (Acquired 1/18/2011)(b)(d)		4,034,746	5,052,004
Claremont Creek Ventures II, L.P. (Acquired 11/22/2008)(a)(b)		2,946,392	1,371,570
Claremont Creek Ventures, L.P. (Acquired 12/1/2005)(a)(b)		1,476,005	9,329
Colony Investors VII, L.P. (Acquired 3/1/2006)(a)(b)		2,221,355	31,012
Colony Investors VIII, L.P. (Acquired 10/12/2006)(b)		6,143,940	133,402
Crosslink Crossover Fund V, L.P. (Acquired 3/1/2007)(a)(b)		234,054	342,583
Crosslink Crossover Fund VI, L.P. (Acquired 5/31/2011)(a)(b)		2,294,132	6,781,162
CX Partners Fund LTD. (Acquired 4/1/2009)(b)(d)		2,286,818	2,076,606
Dace Ventures I, L.P. (Acquired 6/1/2007)(a)(b)		2,286,219	854,266
Darwin Private Equity I, L.P. (Acquired 8/1/2007)(b)(g)		4,723,624	495,627
ECP IHS (Mauritius) Limited (Acquired 9/1/2014)(a)(b)(f)		7,419,169	11,357,682
EMG AE Permian Co-Investment, L.P. (Acquired 7/1/2014)(a)(b)		3,000,000	-
EMG Ascent 2016, L.P. (Acquired 12/28/2015)(a)(b)		4,203,815	5,191,576
EMG Ascent Secondary Fund, L.P. (Acquired 9/7/2017)(a)(b)		116,829	173,163
EMG Investment, LLC (Acquired 12/21/2010)(b)		-	-
EnerVest Energy Institutional Fund X-A, L.P. (Acquired 6/1/2005)(a)(b)		2,155,939	5,475
EnerVest Energy Institutional Fund XI-A, L.P. (Acquired 4/1/2007)(a)(b)		6,143,719	26,487
Fairhaven Capital Partners, L.P. (Acquired 3/1/2008)(a)(b)		4,571,226	1,616,325
Florida Real Estate Value Fund, L.P. (Acquired 11/12/2010)(b)		-	25,932
Forum European Realty Income III, L.P. (Acquired 2/1/2008)(b)(d)		1,945,475	213,811
Garrison Opportunity Fund, LLC (Acquired 1/12/2010)(a)(b)		-	161,692
Garrison Opportunity Fund II A, LLC (Acquired 3/8/2011)(a)(b)		-	1,020,424
Gavea Investment Fund II, L.P. (Acquired 5/1/2007)(a)(b)(d)		-	17,041
Gavea Investment Fund III, L.P. (Acquired 9/18/2008)(a)(b)(d)		-	108,649
Glade Brook Private Investors II L.P. (Acquired 1/27/2014)(a)(b)		3,905,752	52
Glade Brook Private Investors III LLC (Acquired 11/1/2014)(a)(b)		3,198,543	2,627,087
Glade Brook Private Opportunities Fund, LLC (Acquired 5/1/2015)(a)(b)		659,486	247,414
Glade Brook Private Investors X LLC (Acquired 11/08/2017)(a)(b)		-	-
Great Point Partners I, L.P. (Acquired 4/1/2006)(a)(b)		985,634	155,389
Greenfield Acquisition Partners V,L.P. (Acquired 4/1/2008)(b)		2,331,247	53,135
GTIS Brazil Real Estate Fund, L.P. (Acquired 7/25/2008)(b)		6,119,220	3,894,863
Halifax Capital Partners II, L.P. (Acquired 8/1/2012)(b)		1,690	47,500
Halifax Capital Partners III, L.P. (Acquired 8/1/2012)(b)		3,247,780	2,359,750
Hancock Park Capital III, L.P. (Acquired 3/1/2006)(a)(b)		808,899	175,363
Intervale Capital Fund, L.P. (Acquired 2/1/2008)(a)(b)		2,426,648	2,645,235
J.C. Flowers II, L.P. (Acquired 12/23/2015)(b)(d)		-	-
J.C. Flowers III, L.P. (Acquired 10/1/2009)(b)(d)		3,413,082	741,167
L C Fund V, L.P. (Acquired 7/1/2011)(b)(d)		2,935,495	3,120,577
Light Street Argon, L.P. (Acquired 5/1/2014)(a)(b)		757,340	1,122,229
Light Street SPVH, L.P. (Acquired 8/25/2015)(a)(b)		2,000,000	2,741,646
Lighthouse Capital Partners VI, L.P. (Acquired 2/1/2007)(a)(b)		219,968	74,589
Lyfe Capital Fund, L.P. (Acquired 11/6/2015)(b)(d)		2,222,441	6,687,595
Merit Energy Partners F-II, L.P. (Acquired 3/1/2006)(a)(b)		1,073,416	230,058
Mid Europa Fund III, L.P. (Acquired 10/1/2007)(b)(h)		3,394,507	93,381
Monomoy Capital Partners III, L.P. (Acquired 5/6/2011)(b)		1,636,655	2,362,567
Natural Gas Partners IX, L.P. (Acquired 12/1/2005)(b)		564,297	286,136
New Horizon Capital III, L.P. (Acquired 1/1/2009)(b)(d)		938,450	2,144,054
NGP Energy Technology Partners II, L.P. (Acquired 1/23/2009)(b)		3,383,433	1,190,684
NGP Midstream & Resources Follow-On Fund, L.P. (Acquired 10/7/2007)(b)		649,307	894,500
NGP Midstream & Resources, L.P. (Acquired 10/7/2007)(b)		2,507,471	286,785
Northstar Equity Partners III Limited (Acquired 6/1/2011)(b)(d)		3,315,837	2,422,378
OCM Mezzanine Fund II, L.P. (Acquired 3/1/2006)(b)		382,661	-
Octave Japan Infrastructure Fund I (Acquired 7/1/2014)(a)(b)(i)		1,304,398	1,260,603
ORBIS Real Estate Fund I, L.P. (Acquired 11/1/2006)(a)(b)(f)		2,288,670	465,404
Orchid Asia IV, L.P. (Acquired 8/1/2007)(b)(d)		2,523,435	23,038,432
Patron Capital III, L.P. (Acquired 3/1/2007)(b)(g)		3,718,296	270,082
Phoenix Asia Real Estate Investments L.P. (Acquired 9/24/2007)(a)(b)(d)		2,235,211	1,872,301
Pine Brook Capital Partners, L.P. (Acquired 2/1/2008)(b)		4,596,155	445,635
Private Equity Investment Fund IV, L.P. (Acquired 3/1/2006)(a)(b)		1,265,700	234,737
Private Equity Investment Fund V, L.P (Acquired 4/1/2009)(a)(b)		12,442,343	6,553,612
Rockwood Capital Real Estate Partners Fund VII, L.P. (Acquired 9/1/2006)(b)		2,913,547	58,797
Roundtable Healthcare Partners II, L.P. (Acquired 10/29/2010)(a)(b)		-	1,107
Roundtable Healthcare Partners III, L.P. (Acquired 10/29/2010)(a)(b)		4,618,141	7,317,806
Saints Capital VI, L.P. (Acquired 4/1/2008)(b)		5,359,243	1,162,971
Sanderling Venture Partners VI Co-Investment L.P. (Acquired 5/1/2005)(a)(b)		525,136	395,892
Sanderling Venture Partners VI, L.P. (Acquired 5/1/2005)(b)		735,999	867,296
SBC U.S. Fund II, L.P. (Acquired 8/30/2011)(a)(b)		2,377,306	1,136,408
Sentient Global Fund IV, L.P. (Acquired 6/1/2011)(a)(b)		5,536,592	2,230,230
Sentient Global Resources Fund III, L.P. (Acquired 7/21/2008)(b)(d)		11,966,779	3,331,552
Singerman Real Estate Opportunity Fund, L.P. (Acquired 5/28/2012)(b)		1,019,675	734,688
Sovereign Capital L.P. III (Acquired 3/22/2010)(b)(g)		-	1,176,966
Square Mile Partners III, L.P. (Acquired 7/17/2008)(a)(b)		1,791,262	32,974
Sterling Capital Partners Venture Fund II, L.P. (Acquired 8/1/2005)(a)(b)		1,359,210	127,604
Sterling Group Partners III, L.P. (Acquired 4/21/2010)(a)(b)		3,047,086	420,069
Strategic Value Global Opportunities Fund I-A, L.P. (Acquired 11/1/2006)(a)(b)		1,836,663	1,215,530
Sweetwater Secondaries Fund II LP (Acquired 6/12/2018) (a)(b)(j)		8,797,500	20,593,730
TDR Capital AS 2013 L.P. (Acquired 12/1/2013)(a)(b)(g)		6,184,080	24,175
Tenaya Capital V, L.P. (Acquired 7/1/2007)(b)		2,370,489	1,389,911
The Column Group, L.P. (Acquired 7/7/2007)(a)(b)		4,234,818	8,980,716
The Energy & Minerals Group Fund II L.P. (Acquired 6/1/2011)(b)		4,040,468	4,474,620
The Energy & Minerals Group Fund III L.P. (Acquired 10/8/2015)(b)		2,918,996	1,426,058
The Energy & Minerals Group Fund IV L.P. (Acquired 10/8/2015)(b)		1,885,756	1,898,154
The Founders Fund III,L.P. (Acquired 5/24/2010)(a)(b)		3,920,529	35,808,978
The Founders Fund IV, L.P. (Acquired 1/1/2012)(a)(b)		1,446,761	21,360,228
The Founders Fund VI, L.P. (Acquired 9/1/2017)(a)(b)		980,000	1,778,525
Tiger Global Private Investments Partners X, L.P. (Acquired 12/31/2016)(b)(d)		2,005,944	4,132,270
Tiger Global Private Investments Partners VI, L.P. (Acquired 11/8/2010)(b)(d)		2,216,261	3,938,709
Tiger Global Private Investments Partners VII, L.P. (Acquired 2/24/2012)(b)(d)		1,685,545	1,264,138
TPF II, L.P. (Acquired 10/1/2008)(a)(b)		1,814,310	200,200
Trivest Fund IV, L.P. (Acquired 11/1/2007)(a)(b)		862,306	88,082
Trivest Fund V, L.P. (Acquired 5/24/2013)(b)		2,321,747	2,473,796
Trivest Growth Investment Fund (Acquired 1/17/2017)(b)		1,482,475	1,628,759
Urban Oil and Gas Partners A-1, L.P. (Acquired 4/29/2010)(a)(b)		6,874,263	100,000
Urban Oil and Gas Partners B-1, L.P. (Acquired 12/1/2012)(b)		2,257,157	1,800,000
VCFA Private Equity Partners IV, L.P. (Acquired 3/1/2005)(b)		1,051,702	131,910
VCFA Venture Partners V, L.P. (Acquired 9/1/2006)(b)		2,798,624	1,431,240
Voyager Capital Fund III, L.P. (Acquired 5/1/2007)(a)(b)		1,652,835	812,604
WCP Real Estate Fund I, L.P. (Acquired 4/1/2007)(a)(b)		742,933	77,700
Westview Capital Partners II, L.P. (Acquired 8/21/2009)(a)(b)		1,875,422	1,713,308
Zero2IPO China Fund II, L.P. (Acquired 8/8/2008)(a)(b)(d)		3,077,026	1,298,674
Total Investments in Private Investments		286,139,127	274,302,476
Total Investments in Adviser Funds		354,518,368	320,165,629

Investments in Private Companies - (0.00%)
Illumitex, Inc., Common Stock (Acquired 6/1/2011)(a)(b)(j)	12,278	1,499,369	-
Total Investments in Private Companies		1,499,369	-
Investments in Private Company Call Options - (0.00%)
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 (Acquired 6/1/2011)(a)(b)(j)	1,106	-	-
Total Investments in Private Company Call Options		-	-

Total Investments (cost $352,097,204) (102.11%)			320,165,629
Other Assets in Excess of Liabilities (-2.11%)			(6,603,848)
Partners’ Capital — (100.00%)			313,561,781

(a) Non-income producing.
(b) Adviser Funds and securities that are issued in private placement transactions may have limited resale or redemptions terms.
(c) The Adviser Fund has imposed gates on or has limited redemptions. The total cost and fair value of these investments as of December 31, 2020 was $55,932,269 and $33,003,495, respectively.
(d) Domiciled in Cayman Islands.
(e) All or a portion of this position is held in custody by U.S Bank N.A., as collateral for a credit facility.
The total cost and fair value of these investments as of June 30, 2020 was $63,781,375 and $51,588,981, respectively.
(f) Domiciled in Mauritius.
(g) Domiciled in United Kingdom.
(h) Domiciled in Guernsey.
(i) Domiciled in Japan.
(j) Security value is determined using significant unobservable inputs.

Valuation of Investments

The Hatteras Master Fund, L.P. (the “Fund”) classifies its assets and liabilities that are reported at fair value, not valued using net asset value (“NAV”) as the practical expedient into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs may be used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

Level 3 — Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

Investments at Value	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments in Adviser Funds
Event Driven	$-	$-	$-	$15,221,932	$15,221,932
Long Short Equity	-	-	-	3,091,895	3,091,895
Macro	-	-	-	12,958,638	12,958,638
Relative Value	-	-	-	14,590,688	14,590,688
Private Investments	-	-	20,593,730	253,708,746	274,302,476
Investments in Private Companies	-	-	-	-	-
Other Financial Instruments
Private Companies Call Options	-	-	-	-	-
Total	$-	$-	$20,593,730	$299,571,899	$320,165,629

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on recurring basis:

Level 3 Investments	Balances as of March 31, 2020	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions	Gross Purchases	Gross Sales	Balance as of December 31, 2020
Private Investments	$21,536,120	$-	$(942,390)	$-	$-	$-	$20,593,730
Private Companies	-	-	-	-	-	-	-
Total Level 3 Investments	$21,536,120	$-	$(942,390)	$-	$-	$-	$20,593,730

For the period ended December 31, 2020, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s policy to recognize transfers in and out of all Levels at the beginning of reporting period.

The change in unrealized appreciation/(depreciation) during the period from Level 3 investments held at December 31, 2020 is $(942,390).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2020:

Type of Level 3 Investment	Fair Value as of June 30, 2020	Valuation Techniques	Unobservable Input
Preferred Stock
Private Investments	$20,593,730	Dilution estimate	Partner commitment percentage
Private Companies	-	Current value method	Recent round of financing
Total Level 3 Investments	$20,593,730